ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Accounts receivable	144,921	90,453	13,155
Allowance for doubtful accounts	(12,969)	(3,585)	(521)
Accounts receivable, net	131,952	86,868	12,634

The movement in the allowance for doubtful accounts were as follows:

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance at the beginning of the year	1,781	57	12,969	1,886
Provisions for the year	1,066	14,840	1,303	189
Reversal of provisions from prior periods due to subsequent cash collection during the year	-	-	(709)	(103)
Amounts written off during the year	(2,790)	(1,928)	(9,989)	(1,453)
Foreign exchange gain or loss	-	-	11	2
Balance at the end of the year	57	12,969	3,585	521

Provisions for allowance for doubtful debts are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

Accounts receivable with carrying value of RMB13,164 and nil were used to secure bank borrowings of RMB
20,100
and nil as at December 31, 2017 and 2018, respectively (note 17).